Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Net loss	(25,517)	(31,164)	(24,216)
Income taxes	—	—	—
Loss before taxes	(25,517)	(31,164)	(24,216)
Current tax rate in France	28.00%	26.50%	25%
Theoretical income tax (expense) benefit	7,145	8,258	6,054
Items not subject to tax deduction	788	880	607
Share based payments	(220)	(907)	(1,392)
Non recognition of deferred tax assets related to tax losses and temporary differences	(7,711)	(8,231)	(5,211)
Tax rate differences	(2)	—	(61)
Group income taxes (expense) benefit	—	—	—
Effective tax rate	0.0%	0.0%	0.0%

Schedule of nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Temporary differences	1,381	421	299
Losses carried forward	23,505	32,539	38,007
Total of items with a nature of deferred tax assets	24,886	32,960	38,306
			—
Temporary differences	(528)	(526)	(815)
Total of items with a nature of deferred tax liabilities	(528)	(526)	(815)
			—
Net total of deferred tax assets (liabilities)	24,358	32,434	37,491
Unrecognized deferred tax	(24,358)	(32,434)	(37,491)
Net total of deferred tax	—	—	—